Schedule 1 Parent Company Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Cash flows from operating activities
Net loss	$ 37,888	$ 1,268	$ (16,873)	$ (7,865)
Net cash flows provided by operating activities	29,842	12,528	19,700	19,409
Decrease in cash and cash equivalents	24,810	931	(4,472)	2,496
Cash and cash equivalents, beginning of period	17,015	21,487	21,487	18,991
Cash and cash equivalents, end of period	41,825	22,418	17,015	21,487
Parent Company [Member]
Cash flows from operating activities
Net loss			(16,873)	(7,865)
Adjustments to reconcile changes in net loss to net cash used in operating activities			16,787	7,790
Net cash flows provided by operating activities			(86)	(75)
Decrease in cash and cash equivalents			(86)	(75)
Cash and cash equivalents, beginning of period		4,480	4,480	4,555
Cash and cash equivalents, end of period			$ 4,394	$ 4,480